Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Schedule of Non-Current Trade and Other Receivables
NON-CURRENT
TRADE AND OTHER RECEIVABLES

Million US dollar	2019	2018
Cash deposits for guarantees	219	197
Loans to customers	58	45
Deferred collection on disposals	—	53
Tax receivable, other than income tax	166	139
Trade and other receivables	363	335
	807	769

Schedule of Current Trade and Other Receivables
CURRENT TRADE AND OTHER RECEIVABLES

Million US dollar	2019	2018
Trade receivables and accrued income	4 046	4 412
Interest receivable	21	19
Tax receivable, other than income tax	821	378
Loans to customers	119	143
Prepaid expenses	563	329
Other receivables	616	1 094
	6 187	6 375

Schedule of Trade Receivables and Other Receivables
The ageing of the current trade receivables and accrued income, interest receivable, other receivables and current and non-current
loans to customers can be detailed as follows for 2019 and 2018 respectively:

	Net carrying amount as of 31 December 2019	Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
			Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days
Trade receivables and accrued income	4 046	3 690	261	44	44	7
Loans to customers	177	172	1	2	2	—
Interest receivable	21	21	—	—	—	—
Other receivables	616	582	9	16	5	4
	4 860	4 465	271	62	51	11

	Net carrying amount as of 31 December 2018	Of which: neither impaired nor past due on the reporting date	Of which not impaired as of the reporting date and past due
			Less than 30 days	Between 30 and 59 days	Between 60 and 89 days	More than 90 days
Trade receivables and accrued income	4 412	4 092	239	52	20	9
Loans to customers	188	176	4	5	3	—
Interest receivable	19	19	—	—	—	—
Other receivables	1 094	1 051	13	26	4	—
	5 713	5 338	256	83	27	9